Income Taxes (Components of Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Reconciliation of Provision of Income Taxes [Line Items]
Current tax expense	¥ 114,666	¥ 99,238
Deferred tax expense (benefit)	(28,961)	20,095
Total income tax expense	¥ 85,705	¥ 119,333